UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Beverages - 2.1%
Monster Beverage Corp. (a)	14,000	869,260

Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	10,500	975,030
Celgene Corp. (a)	10,000	775,200
		1,750,230
Building & Construction - 2.0%
D.R. Horton, Inc.	55,000	834,350

Chemicals - 4.7%
Air Products & Chemicals, Inc.	5,000	459,000
Celanese Corp.	17,000	785,060
E.I. du Pont de Nemours & Co.	13,000	687,700
		1,931,760
Drugs - 1.7%
Bristol Myers Squibb Co.	20,000	675,000

Electrical Equipment - 1.0%
Roper Industries, Inc.	4,000	396,640

Energy - 9.4%
Apache Corp.	3,500	351,540
Chevron Corp.	5,300	568,372
Devon Energy Corp.	13,000	924,560
Marathon Oil Corp.	30,000	951,000
Whiting Petroleum Corp.	12,000	651,600
Williams Companies, Inc.	12,000	369,720
		3,816,792
Energy Equipment & Services - 3.9%
National Oilwell Varco, Inc.	10,000	794,700
Oil States International, Inc. (a)	10,000	780,600
		1,575,300
Financial Services - 6.3%
American Express Co.	14,000	810,040
JPMorgan Chase & Co.	10,000	459,800
Mastercard, Inc.	2,000	841,080
The Blackstone Group LP	30,000	478,200
		2,589,120
Food Services - 1.7%
Yum Brands, Inc.	10,000	711,800

Furnishings - 1.6%
Tempur Pedic International, Inc. (a)	7,500	633,225

Health Care Services - 3.2%
AmerisourceBergen Corp.	10,000	396,800
UnitedHealth Group, Inc.	15,500	913,570
		1,310,370
Insurance - 1.3%
ACE Ltd. (b)	7,500	549,000

Leisure - 2.5%
Las Vegas Sands Corp.	17,500	1,007,475

Machinery - 3.2%
Caterpillar, Inc.	5,500	585,860
Cummins, Inc.	6,000	720,240
		1,306,100
Media - 2.7%
DIRECTV - Class A (a)	12,000	592,080
Walt Disney Co.	12,000	525,360
		1,117,440
Office Equipment - 8.1%
Apple, Inc. (a)	2,000	1,198,940
EMC Corp. (a)	30,000	896,400
International Business Machines Corp.	2,000	417,300
Western Digital Corp. (a)	19,000	786,410
		3,299,050

Retail - 4.3%
Macy's, Inc.	24,000	953,520
TJX Companies, Inc.	20,000	794,200
		1,747,720
Semiconductors - 5.8%
Intel Corp.	38,000	1,068,180
KLA-Tencor Corp.	14,000	761,880
NXP Semiconductors NV (a) (b)	20,000	532,200
		2,362,260

Services - 10.3%
Accenture PLC (b)	10,000	645,000
Amazon.com, Inc. (a)	3,200	648,032
Google, Inc. (a)	1,500	961,860
Priceline.com, Inc. (a)	750	538,125
Rackspace Hosting, Inc. (a)	13,000	751,270
United Parcel Service, Inc.	8,000	645,760
		4,190,047
Software - 3.9%
Microsoft Corp.	26,000	838,500
Nuance Communications, Inc. (a)	18,000	460,440
Oracle Corp.	10,000	291,600
		1,590,540
Specialty Retail - 10.4%
AutoZone, Inc. (a)	2,200	817,960
Bed Bath & Beyond, Inc. (a)	10,000	657,700
Coach, Inc.	11,500	888,720
Home Depot, Inc.	16,000	804,960
Nike, Inc. - Class B	6,000	650,640
VF Corp.	2,750	401,445
		4,221,425
Telecommunications - 1.1%
Acme Packet, Inc. (a)	16,000	440,320

Transportation - 1.8%
J.B. Hunt Transport Services, Inc.	13,500	733,995

TOTAL COMMON STOCKS (Cost $29,688,901)		$39,659,219

SHORT TERM INVESTMENT - 1.1%
Money Market Fund - 1.1%
First American Prime Obligations Fund, Class Z, 0.068% (c)	437,906	437,906
TOTAL SHORT TERM INVESTMENTS (Cost $437,906)		$437,906

Total Investments (Cost $30,126,807) - 98.4%		$40,097,125
Other Assets in Excess of Liabilites - 1.6%		665,617
TOTAL NET ASSETS - 100.0%		$40,762,742

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2012

On March 31, 2012, the cost of investments for federal income tax purposes was approximately $30,126,807. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$10,284,684
Unrealized depreciation	(314,366)
Net unrealized appreciation	$9,970,318

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of March 31, 2012, the Fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$39,659,219	$-	$-	$39,659,219
Short-Term Investments	437,906	-	-	437,906
Total Investments	$40,097,125	$-	$-	$40,097,125

Please see above for further industry breakout.  The Fund did not hold any Level 3 assets during the period.  Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2012, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)* /s/ Robert P. Morse
   Robert P. Morse, President

Date  5/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
   Robert P. Morse, President

Date  5/23/2012

By (Signature and Title)* /s/Jian H. Wang
  Jian H. Wang, Treasurer

Date  5/23/2012

* Print the name and title of each signing officer under his or her signature.